Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current:
Restricted cash deposits - Greece	$ 20	$ 296
Restricted cash	20	296
Non-current:
Restricted cash related to Letter of Guarantee - Greece	0	10,670
Environmental guarantee deposits and other	3,080	2,779
Restricted cash and cash equivalents	$ 3,080	$ 13,449